Investment in Equity Investees (Details Textuals) - USD ($)	1 Months Ended	6 Months Ended
	Sep. 23, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2020
Investment in an Equity Investee (Textual)
Equity interest percentage				51.00%
Net loss		$ 218,330
Investments		$ 310,000
Investment, descriprtion		The Company and an unrelated third party invested capital of 70% and 30%, respectively, and was entitled to 51% and 49% profit earned from Meno, respectively. Meno did not commence operations until August 1, 2020.
Share purchase agreement, description	the Company entered into a share purchase agreement, pursuant to which the Company agreed to pay $400,000 in cash to acquire 80% of the equity interest in Guokui, in which the Company and other unrelated third party investor were entitled to 51% and 49% profit earned from Guokui, respectively. As of December 31, 2020, the Company made investments aggregating $100,000. The investment was for the purpose of expansion its tea shop chain to overseas market.
Cash consideration				$ 376,462
Cash consideration respectively				$ 681,252